APRIL 30, 2010

PROSPECTUS

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Baron Small Cap Growth Fund
Touchstone Mid Cap Growth Fund
Touchstone Third Avenue Value Fund
Touchstone Large Cap Core Equity Fund
Touchstone High Yield Fund
Touchstone Core Bond Fund
Touchstone Money Market Fund
Touchstone Conservative ETF Fund
Touchstone Moderate ETF Fund
Touchstone Aggressive ETF Fund
Touchstone Enhanced ETF Fund






Shares of each Fund described in this Prospectus can be purchased by insurance company separate accounts. You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. This Prospectus should be read along with the prospectus for the variable annuity contract or variable life policy. That prospectus also contains information about the contract, your investment options, the Sub-Accounts and expenses related to purchasing a variable annuity contract or variable life policy.

The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS                                                           PAGE

BARON SMALL CAP GROWTH FUND SUMMARY.............................................
MID CAP GROWTH FUND SUMMARY.....................................................
THIRD AVENUE VALUE FUND SUMMARY.................................................
LARGE CAP CORE EQUITY FUND SUMMARY..............................................
HIGH YIELD FUND SUMMARY.........................................................
CORE BOND FUND SUMMARY..........................................................
MONEY MARKET FUND SUMMARY.......................................................
CONSERVATIVE ETF FUND SUMMARY...................................................
MODERATE ETF FUND SUMMARY.......................................................
AGGRESSIVE ETF FUND SUMMARY.....................................................
ENHANCED ETF FUND SUMMARY.......................................................
INFORMATION ABOUT THE FUNDS.....................................................
INVESTMENT STRATEGIES AND RISKS.................................................
THE FUNDS' MANAGEMENT...........................................................
INVESTING WITH TOUCHSTONE.......................................................
DISTRIBUTIONS AND TAXES.........................................................
FINANCIAL HIGHLIGHTS............................................................

TOUCHSTONE BARON SMALL CAP GROWTH FUND SUMMARY

THE FUND'S INVESTMENT GOAL

The Touchstone Baron Small Cap Growth Fund seeks long-term capital appreciation.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


--------------------------------------------------------------------------------
Management Fees                                                            1.05%
Other Expenses                                                             0.52%
    Shareholder Service Fees                                               0.24%
Acquired Fund Fees and Expenses(1)                                         0.01%
Total Annual Fund Operating Expenses                                       1.82%
Fee Waiver and/or Expense Reimbursement(2)                                 0.26%
Total Annual Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement                                             1.56%
--------------------------------------------------------------------------------


(1) The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated December 31, 2009 because the Annual Report does not include Acquired Fund Fees and Expenses.
(2) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.55%. This expense limitation will remain in effect until at least April 29, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.


EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $159      3 Years   $547      5 Years   $961      10 Years   $2,116
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.


THE FUND'S PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests primarily (at least 80% of assets) in common stocks of small-sized growth companies. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. A small-sized growth company is defined as a company having a market capitalization of under $2.5 billion at the time of purchase. The sub-advisor, BAMCO, Inc. ("BAMCO"), seeks securities that it believes have (1) favorable price to value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition; and (2) the potential to increase in value at least 100% over four or five subsequent years. Securities are selected for their capital appreciation potential and investment income is not a consideration in BAMCO's stock selection process. The Fund's investments may include stocks in the technology sector.


Subject to the Fund's 80% investment policy, the Fund will add to positions in a company even though its market capitalization has increased through appreciation beyond the limits stated, if, in BAMCO's opinion, the company is still an attractive investment. BAMCO will sell securities if it believes they no longer offer the potential for 100% return over the next four or five years or if it uncovers inaccuracies in its stock selection process. BAMCO will also sell securities to make changes to the Fund's portfolio structure, concentration or capitalization. BAMCO will not sell positions just because their market values have increased.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the stock market as a whole goes down
o Because securities of small cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
o If the market continually values the stocks in the Fund's portfolio lower than BAMCO believes they should be valued
o Because growth oriented funds may underperform when value investing is in favor
o If the companies in which the Fund invests do not grow as rapidly as expected
o Because although the Fund is diversified, it may establish significant positions in companies in which BAMCO has great conviction. If the stock price of one or more of those companies should decrease, it could cause the Fund's net asset value to drop to a greater extent than a fund that does not have significant positions in one or more companies
o If BAMCO's stock selection process does not accurately identify attractive investments
o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.


THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Baron Small Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Russell 2000 Growth Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

BARON SMALL CAP GROWTH FUND PERFORMANCE AS OF DECEMBER 31

[BAR CHART]


2000    2001    2002      2003    2004    2005    2006    2007   2008     2009
--------------------------------------------------------------------------------
1.25%   6.60%   -14.05%   33.43%  27.82%  7.69%   18.26%  2.76%  -33.64%  32.94%

Best Quarter: 2nd Quarter 2009 +20.00%   Worst Quarter: 4th Quarter 2008 -23.24%

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2009


                                                          1 Year      5 Years      10 Years
-------------------------------------------------------------------------------------------
Baron Small Cap Growth Fund Return                        32.94%        2.91%         6.21%
Russell 2000 Growth Index                                 34.47%        0.87%         1.37%
(reflects no deductions for fees, expenses or taxes)
-------------------------------------------------------------------------------------------


INVESTMENT ADVISOR                          INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.                   BAMCO, Inc.

PORTFOLIO MANAGER(S)

Ronald Baron
Founder, Chief Investment Officer, Chairman and Chief Executive Officer Managing the Fund since 2000

BUYING AND SELLING FUND SHARES


You cannot buy or sell shares of the Fund directly. You can invest indirectly in the Fund through your purchase of a variable annuity contract or variable life policy. Please see the variable contract prospectus for additional investment information.


TAX INFORMATION


Because you do not own shares of the Fund directly, your tax situation is not likely to be affected by the Fund's distributions. Please see the variable contract prospectus for additional tax information.

TOUCHSTONE MID CAP GROWTH FUND SUMMARY

THE FUND'S INVESTMENT GOALS

The Touchstone Mid Cap Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


--------------------------------------------------------------------------------
Management Fees                                                            0.80%
Other Expenses                                                             0.46%
    Shareholder Service Fees                                               0.14%
Total Annual Fund Operating Expenses                                       1.40%
Fee Waiver and/or Expense Reimbursement(1)                                 0.23%
Total Annual Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement(2)                                          1.17%
--------------------------------------------------------------------------------


(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.17%. This expense limitation will remain in effect until at least April 29, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

(2) The total annual fund operating expenses after fee waiver and/or expense reimbursement shown above will differ from the expenses reflected in the Annual Report for the fiscal year ended December 31, 2009.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $119      3 Years   $421      5 Years   $744      10 Years   $1,660
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. A mid cap company has a market capitalization between $1.5 billion and $12 billion or within the range of market capitalizations represented in the Russell Midcap Index (between $829 milllion and $12 billion at the time of its most recent reconstitution on May 31, 2009) at the time of purchase. The Fund may also invest in companies in the technology sector.

The Fund is sub-advised by two sub-advisors that use different style methodologies when evaluating which stocks to buy or sell for their portion of the Fund's portfolio. Westfield Capital Management Company, L.P. ("Westfield") uses a growth approach and TCW Investment Management Company ("TCW") uses a value approach. Westfield may invest in companies which it expects to experience accelerating earnings growth or to have earnings growth that is underestimated based on consensus estimates. Changes in earnings growth are often the result of a change in management, a new product launch, a strategic initiative or some macroeconomic event. TCW may invest in companies that it believes are undervalued, including companies with unrecognized asset values or undervalued growth, and companies undergoing a turnaround. Both sub-advisors evaluate companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

Westfield will sell a security if the predetermined sell price is achieved, if it concludes that the original case for investment is no longer valid or if more attractive alternative investments are available. TCW will sell a security if it is believed to be fairly valued, if the Fund's holding in a security becomes larger than a predetermined percentage of the Fund's portfolio or if the goals for a security cannot be achieved according to its evaluation process.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the stock market as a whole goes down
o Because securities of mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
o If the companies in which the Fund invests do not grow as rapidly or increase in value as expected
o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
o If the methodologies used by the sub-advisors to select stocks do not identify attractive investments


As with any mutual fund, there is no guarantee that the Fund will achieve its goals.


THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Mid Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Russell Mid Cap Growth Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

TOUCHSTONE MID CAP GROWTH FUND PERFORMANCE AS OF DECEMBER 31

[BAR CHART]


2000    2001    2002     2003    2004    2005    2006    2007    2008     2009
--------------------------------------------------------------------------------
29.62%  -2.62%  -22.31%  47.26%  12.06%  15.29%  16.18%  14.43%  -39.70%  38.99%

Best Quarter: 2nd Quarter 2003 +22.30%   Worst Quarter: 4th Quarter 2008 -26.70%

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2009


                                                            1 Year    5 Years      10 Years
-------------------------------------------------------------------------------------------
Mid Cap Growth Fund Return                                  38.99%      5.14%         7.59%
Russell Mid Cap Growth Index                                46.29%      2.40%        -0.52%
(reflects no deductions for fees, expenses or taxes)
-------------------------------------------------------------------------------------------


INVESTMENT ADVISOR                INVESTMENT SUB-ADVISORS

Touchstone Advisors, Inc.         Westfield Capital Management Company, L.P. and
                                  TCW Investment Management Company

PORTFOLIO MANAGER(S)

Westfield Capital Management Company, L.P.


William A. Muggia
President, Chief Executive Officer, Chief Investment Officer and Partner Managing the Fund since 1999




TCW Investment Management Company

Susan I. Suvall
Group Managing Director
Managing the Fund since 2001

John A. Gibbons
Managing Director
Managing the Fund since 2008

BUYING AND SELLING FUND SHARES


You cannot buy or sell shares of the Fund directly. You can invest indirectly in the Fund through your purchase of a variable annuity contract or variable life policy. Please see the variable contract prospectus for additional investment information.


TAX INFORMATION


Because you do not own shares of the Fund directly, your tax situation is not likely to be affected by the Fund's distributions. Please see the variable contract prospectus for additional tax information.

TOUCHSTONE THIRD AVENUE VALUE FUND SUMMARY

THE FUND'S INVESTMENT GOAL

The Touchstone Third Avenue Value Fund seeks long-term capital appreciation.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


--------------------------------------------------------------------------------
Management Fees                                                            0.80%
Other Expenses                                                             0.36%
    Shareholder Service Fees                                               0.22%
Acquired Fund Fees and Expenses(1)                                         0.01%
Total Annual Fund Operating Expenses                                       1.39%
Fee Waiver and/or Expense Reimbursement(2)                                 0.21%
Total Annual Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement(3)                                          1.18%
--------------------------------------------------------------------------------


(1) The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated December 31, 2009 because the Annual Report does not include Acquired Fund Fees and Expenses.
(2) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.17%. This expense limitation will remain in effect until at least April 29, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.
(3) Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended December 31, 2009.


EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $120      3 Years   $419      5 Years   $741      10 Years   $1,650
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES


The Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies believed to have high quality assets and a relative absence of liabilities) at a discount to what the sub-advisor, Third Avenue Management LLC ("TAM"), believes is their intrinsic value. The Fund invests in companies regardless of market capitalization. It also invests in both domestic and foreign securities. The Fund may invest up to 50% of its total assets in securities of foreign companies and up to 25% of its total assets in companies located in emerging markets. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.


THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:


o     If the stock market as a whole goes down
o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion
o Because securities of small cap and mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
o Because the Fund frequently finds value in industries that appear to be temporarily depressed and the prices of securities in these industries may tend to go down more than those of companies in other industries
o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
o Because emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries
o Because the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries
o If the market continually values the stocks in the Fund's portfolio lower than TAM believes they should be valued
o If the companies in which the Fund invests do not grow as rapidly as expected
o Because a non-diversified fund may hold a significant percentage of its assets in the securities of one company, it may be more sensitive to market changes than a diversified fund
o Because value oriented funds may underperform when growth investing is in favor
o     If TAM's stock selection process does not identify attractive investments

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Third Avenue Value Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Russell 3000 Value Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

THIRD AVENUE VALUE FUND PERFORMANCE AS OF DECEMBER 31

[BAR CHART]


2000    2001    2002     2003    2004    2005    2006    2007    2008     2009
--------------------------------------------------------------------------------
11.16%  15.23%  -17.49%  40.19%  25.93%  17.41%  15.87%  -1.79%  -38.50%  31.39%

Best Quarter: 2nd Quarter 2009 +19.46%   Worst Quarter: 4th Quarter 2008 -29.44%


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2009


                                                          1 Year      5 Years      10 Years
-------------------------------------------------------------------------------------------
Third Avenue Value Fund Return                            31.39%        1.54%         7.25%
Russell 3000 Value Index                                  19.76%       -0.24%         2.88%
(reflects no deductions for fees, expenses or taxes)
-------------------------------------------------------------------------------------------


INVESTMENT ADVISOR                          INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.                   Third Avenue Management LLC

PORTFOLIO MANAGER(S)


Curtis R. Jensen
Chief Investment Officer
Managing the Fund since 2001


Ian Lapey
Portfolio Manager
Managing the Fund since 2004

Kathleen Crawford
Research Analyst
Managing the Fund since 2007

BUYING AND SELLING FUND SHARES


You cannot buy or sell shares of the Fund directly. You can invest indirectly in the Fund through your purchase of a variable annuity contract or variable life policy. Please see the variable contract prospectus for additional investment information.


TAX INFORMATION


Because you do not own shares of the Fund directly, your tax situation is not likely to be affected by the Fund's distributions. Please see the variable contract prospectus for additional tax information.

TOUCHSTONE LARGE CAP CORE EQUITY FUND SUMMARY

THE FUND'S INVESTMENT GOAL

The Touchstone Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal and income as its secondary goal.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


--------------------------------------------------------------------------------
Management Fees                                                            0.65%
Other Expenses                                                             0.31%
    Shareholder Service Fees                                               0.10%
Total Annual Fund Operating Expenses                                       1.06%
Fee Waiver and/or Expense Reimbursement(1)                                 0.06%
Total Annual Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement                                             1.00%
--------------------------------------------------------------------------------


(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.00%. This expense limitation will remain in effect until at least April 29, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.


EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $102      3 Years   $331      5 Years   $579      10 Years   $1,289
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.


THE FUND'S PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily (at least 80% of its total assets) in common stocks of large cap companies. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. A large cap company has a market capitalization found within the Russell 1000 Index (between $829 million and $338 billion at the time of its most recent reconstitution on May 31, 2009) at the time of purchase. The Fund's portfolio will generally consist of 40 to 60 stocks. The Fund's investments may include companies in the technology sector.


The sub-advisor, Todd/Veredus Asset Management LLC ("Todd/Veredus"), selects stocks that it believes are attractively valued with active catalysts in place. Todd/Veredus uses a database of 4,000 stocks from which to choose the companies that will be selected for the Fund's portfolio. The following process is followed to assist Todd/Veredus in its selections:

o The 4,000 stocks are reduced to 1,000 by screening for the stocks in the Russell 1000 Index.
o The 1,000 stocks are reduced by screening for the largest market capitalizations (over $10 Billion).
o A model is applied to select stocks that Todd/Veredus believes are priced at a discount to their true value.

o Todd/Veredus then searches for those companies that have unrecognized earnings potential versus their competitors. Restructuring announcements, changes in regulations and spot news can be indicators of improved earnings potential.

Stocks are considered for sale if Todd/Veredus believes they are overpriced, or if a significant industry or company development forces a re-evaluation of expected earnings. Stocks will be sold if the relative price to intrinsic value reaches 50% or more above the Russell 1000, if a structural event permanently lowers the company's expected earnings, or if the integrity of accounting is in doubt. The portfolio is rebalanced periodically, or as needed, due to changes in the Russell 1000 or the Fund's other portfolio securities.

Todd/Veredus's selection process is expected to cause the Fund's portfolio to have some of the following characteristics:

o     Attractive relative value
o     Unrecognized earnings potential
o     Above-average market capitalization
o     Seasoned management
o     Dominant industry position

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the stock market as a whole goes down
o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion
o If the stock selection model does not accurately identify stocks that are priced at a discount to their true value
o If the market continually values the stocks in the Fund's portfolio lower than Todd/Veredus believes they should be valued
o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Large Cap Core Equity Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Russell 1000 Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

TOUCHSTONE LARGE CAP CORE EQUITY FUND PERFORMANCE AS OF DECEMBER 31

[BAR CHART]


2000    2001     2002     2003    2004    2005    2006    2007   2008     2009
--------------------------------------------------------------------------------
-2.95%  -11.45%  -22.67%  32.00%  5.08%   -3.06%  26.57%  5.32%  -35.20%  24.06%



Best Quarter: 2nd Quarter 2003 +18.26%   Worst Quarter: 4th Quarter 2008 -22.65%

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2009


                                                          1 Year      5 Years      10 Years
-------------------------------------------------------------------------------------------
Large Cap Core Equity Fund Return                         24.06%        0.77%        -0.43%
Russell 1000 Index                                        28.43%        0.79%        -0.49%
(reflects no deductions for fees, expenses or taxes)
-------------------------------------------------------------------------------------------


INVESTMENT ADVISOR                          INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.                   Todd/Veredus Asset Management LLC

PORTFOLIO MANAGER(S)


John J. White, CFA
Portfolio Manager
Managing the Fund since 2002

Curtiss M. Scott, Jr., CFA
President and CEO
Managing the Fund since 1999

BUYING AND SELLING FUND SHARES


You cannot buy or sell shares of the Fund directly. You can invest indirectly in the Fund through your purchase of a variable annuity contract or variable life policy. Please see the variable contract prospectus for additional investment information.


TAX INFORMATION


Because you do not own shares of the Fund directly, your tax situation is not likely to be affected by the Fund's distributions. Please see the variable contract prospectus for additional tax information.

TOUCHSTONE HIGH YIELD FUND SUMMARY

THE FUND'S INVESTMENT GOALS

The Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal. Capital appreciation is a secondary consideration.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


--------------------------------------------------------------------------------
Management Fees                                                            0.50%
Other Expenses                                                             0.42%
    Shareholder Service Fees                                               0.13%
Acquired Fund Fees and Expenses(1)                                         0.01%
Total Annual Fund Operating Expenses(2)                                    1.06%
--------------------------------------------------------------------------------


(1) The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated December 31, 2009 because the Annual Report does not include Acquired Fund Fees and Expenses.
(2) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.05%. This expense limitation will remain in effect until at least April 29, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.


EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $108      3 Years   $337      5 Years   $585      10 Years   $1,294
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.


THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 80% of assets), under normal circumstances, in non-investment grade debt securities. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to have an average maturity of between 6 and 10 years, but it may vary to between 4 and 12 years.

In selecting securities for the Fund, the sub-advisor, Fort Washington Investment Advisors, Inc. ("Fort Washington"), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, Fort Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o Because issuers of non-investment grade debt securities are more likely than issuers of investment grade debt securities to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession
o If interest rates go up, causing the value of any debt securities held by the Fund to decline
o If Fort Washington's investment selection process does not identify attractive investments
o Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities

High yield bonds are subject to the following risks normally associated with investing in fixed income securities: credit risk, interest rate risk, leverage risk, liquidity risk, and prepayment risk. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade bonds. Because objective pricing data may be less readily available, judgment may play a greater role in the valuation process. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market's psychology.

Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO") to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Investment-grade debt securities in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.


As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Merrill Lynch High Yield Master Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

HIGH YIELD FUND PERFORMANCE AS OF DECEMBER 31

[BAR CHART]


2000     2001    2002    2003    2004    2005    2006    2007    2008     2009
--------------------------------------------------------------------------------
-0.68%   6.93%   2.82%   23.99%  9.55%   3.27%   7.90%   1.78%   -24.31%  46.90%

Best Quarter: 2nd Quarter 2009 +22.20%   Worst Quarter: 4th Quarter 2008 -18.46%


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2009


                                                          1 Year      5 Years      10 Years
-------------------------------------------------------------------------------------------
High Yield Fund Return                                    46.90%        4.75%         6.46%
Merrill Lynch High Yield Master Index                     56.28%        6.22%         6.76%
(reflects no deductions for fees, expenses or taxes)
-------------------------------------------------------------------------------------------


INVESTMENT ADVISOR                     INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.              Fort Washington Investment Advisors, Inc.

PORTFOLIO MANAGER(S)

Brendan M. White, CFA
Managing Director and Senior Portfolio Manager
Managing the Fund since 1999

BUYING AND SELLING FUND SHARES


You cannot buy or sell shares of the Fund directly. You can invest indirectly in the Fund through your purchase of a variable annuity contract or variable life policy. Please see the variable contract prospectus for additional investment information.

TAX INFORMATION


Because you do not own shares of the Fund directly, your tax situation is not likely to be affected by the Fund's distributions. Please see the variable contract prospectus for additional tax information.

TOUCHSTONE CORE BOND FUND SUMMARY

THE FUND'S INVESTMENT GOALS

The Touchstone Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


--------------------------------------------------------------------------------
Management Fees                                                            0.55%
Other Expenses                                                             0.39%
    Shareholder Service Fees                                               0.08%
Acquired Fund Fees and Expenses(1)                                         0.02%
Total Annual Fund Operating Expenses                                       1.04%
Fee Waiver and/or Expense Reimbursement(2)                                 0.02%
Total Annual Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement                                             1.02%
--------------------------------------------------------------------------------


(1) The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated December 31, 2009 because the Annual Report does not include Acquired Fund Fees and Expenses.
(2) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.00%. This expense limitation will remain in effect until at least April 29, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.


EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $104      3 Years   $329      5 Years   $572      10 Years   $1,269
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 422% of the average value of its portfolio.


THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests primarily in bonds (at least 80% of its assets). Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund expects to have an average effective maturity between 5 and 15 years. The Fund invests at least 80% of its total assets in investment-grade debt securities, but may invest up to 20% of its total assets in non-investment grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization ("NRSRO"). Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund may also invest in U.S. dollar denominated foreign debt securities.

In deciding what securities to buy and sell for the Fund, the Sub-Advisor, Fort Washington Investment Advisors, Inc. ("Fort Washington"), analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund's portfolio. Fort Washington follows a disciplined sector allocation process in order to build a broadly diversified portfolio of bonds.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o If interest rates go up, causing the value of any debt securities held by the Fund to decline
o Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities
o If the issuer of a security is unable to make timely payments of principal or interest when due
o Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment
o Because issuers of non-investment grade debt securities are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession
o Because foreign securities may have unique risks and may lose more value than U.S. securities
o If the analysis used by Fort Washington to select securities does not identify attractive investments

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, Government National Mortgage Association ("GNMA") securities and Overseas Private Investment Corporation ("OPIC") securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation ("FMAC"), Student Loan Marketing Association ("SLMA"), Small Business Administration ("SBA") and Tennessee Valley Authority ("TVA").

Investment grade debt securities may be downgraded by a NRSRO to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Investment-grade debt securities in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Frequent and active trading may result in greater expenses to the Fund and may generate more taxable short-term gains for shareholders, which may lower the Fund's performance.


As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Core Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Barclays Capital U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

CORE BOND FUND PERFORMANCE AS OF DECEMBER 31

[BAR CHART]


2000    2001     2002    2003    2004    2005    2006    2007    2008     2009
--------------------------------------------------------------------------------
9.20%   7.85%    7.93%   3.49%   3.31%   1.68%   4.05%   5.45%   -3.26%   14.90%

Best Quarter: 3rd Quarter 2009 +6.34%     Worst Quarter: 3rd Quarter 2008 -2.35%


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2009


                                                          1 Year      5 Years      10 Years
--------------------------------------------------------------------------------------------
Core Bond Fund Return                                     14.90%        4.40%         5.36%
Barclays Capital U.S. Aggregate Bond Index                 5.93%        4.97%         6.33%
(reflects no deductions for fees, expenses or taxes)
--------------------------------------------------------------------------------------------


INVESTMENT ADVISOR                     INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.              Fort Washington Investment Advisors, Inc.

PORTFOLIO MANAGER(S)

Timothy J. Policinski, CFA
Managing Director and Senior Portfolio Manager
Managing the Fund since 2001

Daniel J. Carter, CFA
Assistant Portfolio Manager
Managing the Fund since 2001

BUYING AND SELLING FUND SHARES


You cannot buy or sell shares of the Fund directly. You can invest indirectly in the Fund through your purchase of a variable annuity contract or variable life policy. Please see the variable contract prospectus for additional investment information.


TAX INFORMATION


Because you do not own shares of the Fund directly, your tax situation is not likely to be affected by the Fund's distributions. Please see the variable contract prospectus for additional tax information.

TOUCHSTONE MONEY MARKET FUND SUMMARY

THE FUND'S INVESTMENT GOAL

The Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


--------------------------------------------------------------------------------
Management Fees                                                            0.18%
Other Expenses                                                             0.33%
    Shareholder Service Fees                                               0.20%
Total Annual Fund Operating Expenses(1)                                    0.71%
--------------------------------------------------------------------------------


(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 29, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.


EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $73      3 Years   $227      5 Years   $395      10 Years   $883
--------------------------------------------------------------------------------


THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in U.S. Government securities and high-quality money market instruments rated in the top two rating categories.

The Fund's investments may include:

o Bank obligations, including certificates of deposit, bankers' acceptances and time deposits
o U.S. Government securities issued directly by the U.S. Treasury or by agencies of the U.S. Government
o     Short-term corporate debt securities
o     Short-term municipal securities
o     Variable and floating rate securities
o     Repurchase agreements

The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases only United States dollar-denominated securities with maturities of 397 days or less. The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940 designed to help it maintain a constant share price of $1.00.

THE KEY RISKS


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will be able to avoid a negative yield. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities. This could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.


In addition, the United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

The Fund's yield may decrease:

o     If interest rates decrease.
o     If issuers are unable to make timely payments of interest or principal.

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, Government National Mortgage Association ("GNMA") securities and Overseas Private Investment Corporation ("OPIC") securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal Home Loan Bank ("FHLB"), Federal Farm Credit Banks ("FFCB"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation ("FMAC"), Student Loan Marketing Association ("SLMA"), Small Business Administration ("SBA") and Tennessee Valley Authority ("TVA").

As with any money market fund, there is no guarantee that the Fund will achieve its goal or maintain a constant share price of $1.00 per share.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Money Market Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1 Year, 5 Years and Since Inception. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

MONEY MARKET FUND AS OF DECEMBER 31

[BAR CHART]


2002    2003    2004    2005    2006    2007    2008    2009
--------------------------------------------------------------------------------
1.58%   1.01%   1.35%   3.16%   4.94%   5.17%   2.99%   0.88%

Best Quarter: 4th Quarter 2006 +1.31%     Worst Quarter: 4th Quarter 2009 +0.03%

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2009
                                                                 Since Inception
                                         1 Year       5 Years       (5-01-01)
--------------------------------------------------------------------------------
Money Market Fund Return                  0.88%         3.42%         2.66%
--------------------------------------------------------------------------------

INVESTMENT ADVISOR                     INVESTMENT SUB-ADVISOR


Touchstone Advisors, Inc.              Fort Washington Investment Advisors, Inc.

PORTFOLIO MANAGER(S)

John J. Goetz, CFA
Vice President and Senior Portfolio Manager
Managing Fund since 2001

Jay M. Devine
Portfolio Manager
Managing Fund since 2001

BUYING AND SELLING FUND SHARES


You cannot buy or sell shares of the Fund directly. You can invest indirectly in the Fund through your purchase of a variable annuity contract or variable life policy. Please see the variable contract prospectus for additional investment information.

TAX INFORMATION


Because you do not own shares of the Fund directly, your tax situation is not likely to be affected by the Fund's distributions. Please see the variable contract prospectus for additional tax information.

TOUCHSTONE CONSERVATIVE ETF FUND SUMMARY

THE FUND'S INVESTMENT GOAL

The Touchstone Conservative ETF Fund seeks total return by investing for income and capital appreciation.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


--------------------------------------------------------------------------------
Management Fees                                                            0.40%
Other Expenses                                                             0.45%
    Shareholder Service Fees                                               0.25%
Acquired Fund Fees and Expenses(1)                                         0.23%
Total Annual Fund Operating Expenses                                       1.33%
Fee Waiver and/or Expense Reimbursement(2)                                 0.35%
Total Annual Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement                                             0.98%
--------------------------------------------------------------------------------


(1) The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated December 31, 2009 because the Annual Report does not include Acquired Fund Fees and Expenses.
(2) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 29, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.


EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $100      3 Years   $387      5 Years   $695      10 Years   $1,571
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.


THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a group of funds of the iShares(R) Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs. As employed by the Fund, this methodology typically results in an allocation of about 65% of assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the sub-advisor, Todd/Veredus Asset Management LLC ("Todd/Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:


iShares(R) Trust: iShares Barclays Aggregate Bond Fund                       54%
iShares(R) Trust: iShares Barclays 1-3 Treasury Bond Fund                    11%
iShares(R) Trust: iShares MSCI EAFE Index Fund                                9%
iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                     2%
iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                    2%
iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund                   1%
iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund                  1%
iShares(R) Trust: iShares S&P 500 Value Index Fund                            7%
iShares(R) Trust: iShares S&P 500 Growth Index Fund                          11%
iShares(R) Trust: iShares S&P 500 Index Fund                                  2%


As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd/Veredus expects to rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At that time, Todd/Veredus may review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, Todd/Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

THE KEY RISKS

The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the securities market as a whole goes down
o If any of the underlying funds in the Fund's portfolio do not increase in value as expected
o If interest rates go up, causing the value of debt securities held by an underlying fund to decline
o If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
o Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
o Because the market value of exchange-traded fund shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
o If Todd/Veredus' asset allocation models do not successfully anticipate market trends


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Conservative ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and Since Inception compare with the Barclays Capital U.S. Aggregate Bond Index and a blended index comprised of 35% of the S&P Composite 1500 Index and 65% of the Barclays Capital U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

CONSERVATIVE ETF FUND AS OF DECEMBER 31

[BAR CHART]


2005    2006    2007    2008     2009
--------------------------------------------------------------------------------
3.32%   8.15%   5.76%   -9.49%   11.79%

Best Quarter: 3rd Quarter 2009 +7.91%     Worst Quarter: 1st Quarter 2009 -4.33%


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2009


                                                                                 Since Inception
                                                          1 Year      5 Years       (7-16-04)
------------------------------------------------------------------------------------------------
Conservative ETF Fund Return                              11.79%        3.64%         4.29%
Barclays Capital U.S. Aggregate Bond Index                 5.93%        4.97%         5.08%
(reflects no deductions for fees, expenses or taxes)
Blend - 35% S&P Composite 1500 &                          13.40%        4.15%         4.88%
     65% Barclays Capital U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)
------------------------------------------------------------------------------------------------


INVESTMENT ADVISOR                          INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.                   Todd/Veredus Asset Management LLC

PORTFOLIO MANAGER(S)

John J. White, CFA
Portfolio Manager
Managing the Fund since 2004

Curtiss M. Scott, Jr., CFA
President and CEO
Managing the Fund since 2005

BUYING AND SELLING FUND SHARES


You cannot buy or sell shares of the Fund directly. You can invest indirectly in the Fund through your purchase of a variable annuity contract or variable life policy. Please see the variable contract prospectus for additional investment information.


TAX INFORMATION


Because you do not own shares of the Fund directly, your tax situation is not likely to be affected by the Fund's distributions. Please see the variable contract prospectus for additional tax information.

TOUCHSTONE MODERATE ETF FUND SUMMARY

THE FUND'S INVESTMENT GOAL

The Touchstone Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


--------------------------------------------------------------------------------
Management Fees                                                            0.40%
Other Expenses                                                             0.32%
    Shareholder Service Fees                                               0.20%
Acquired Fund Fees and Expenses(1)                                         0.23%
Total Annual Fund Operating Expenses                                       1.15%
Fee Waiver and/or Expense Reimbursement(2)                                 0.17%
Total Annual Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement                                             0.98%
--------------------------------------------------------------------------------


(1) The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated December 31, 2009 because the Annual Report does not include Acquired Fund Fees and Expenses.
(2) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 29, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.


EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $100      3 Years   $349      5 Years   $617      10 Years   $1,382
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.


THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a group of funds of the iShares(R) Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs. As employed by the Fund, this methodology typically results in an allocation of about 60% of assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor, Todd/Veredus Asset Management LLC ("Todd/Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:


iShares(R) Trust: iShares Barclays Aggregate Bond Fund                       40%
iShares(R) Trust: iShares MSCI EAFE Index Fund                               15%
iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                     3%
iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                    4%
iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund                   1%
iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund                  1%
iShares(R) Trust: iShares S&P 500 Value Index Fund                           12%
iShares(R) Trust: iShares S&P 500 Growth Index Fund                          19%
iShares(R) Trust: iShares S&P 500 Index Fund                                  5%


As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd/Veredus expects to rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At that time, Todd/Veredus may review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, Todd/Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

THE KEY RISKS

The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the securities market as a whole goes down
o If any of the underlying funds in the Fund's portfolio do not increase in value as expected
o If interest rates go up, causing the value of debt securities held by an underlying fund to decline
o If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
o Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
o Because the market value of exchange-traded fund shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
o If Todd/Veredus' asset allocation models do not successfully anticipate market trends


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Moderate ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and Since Inception compare with the S&P Composite 1500 Index and a blended index comprised of 60% of the S&P Composite 1500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

MODERATE ETF FUND AS OF DECEMBER 31

[BAR CHART]


2005    2006    2007    2008     2009
--------------------------------------------------------------------------------
3.39%   10.97%  5.24%   -20.34%  17.44%

Best Quarter: 3rd Quarter 2009 +11.41%    Worst Quarter: 4th Quarter 2008 -9.58%


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2009


                                                                                 Since Inception
                                                          1 Year      5 Years       (7-16-04)
------------------------------------------------------------------------------------------------
Moderate ETF Fund Return                                  17.44%        2.57%        3.72%
S&P Composite 1500 Index                                  27.27%        0.73%        2.69%
(reflects no deductions for fees, expenses or taxes)
Blend - 60% S&P Composite 1500 &                          18.73%        3.16%        4.36%
     40% Barclays Capital U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)
------------------------------------------------------------------------------------------------


INVESTMENT ADVISOR                          INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.                   Todd/Veredus Asset Management LLC

PORTFOLIO MANAGER(S)

John J. White, CFA
Portfolio Manager
Managing the Fund since 2004

Curtiss M. Scott, Jr., CFA
President and CEO
Managing the Fund since 2005

BUYING AND SELLING FUND SHARES


You cannot buy or sell shares of the Fund directly. You can invest indirectly in the Fund through your purchase of a variable annuity contract or variable life policy. Please see the variable contract prospectus for additional investment information.


TAX INFORMATION


Because you do not own shares of the Fund directly, your tax situation is not likely to be affected by the Fund's distributions. Please see the variable contract prospectus for additional tax information.

TOUCHSTONE AGGRESSIVE ETF FUND SUMMARY

THE FUND'S INVESTMENT GOAL

The Touchstone Aggressive ETF Fund seeks capital appreciation.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


--------------------------------------------------------------------------------
Management Fees                                                            0.40%
Other Expenses                                                             0.56%
    Shareholder Service Fees                                               0.25%
Acquired Fund Fees and Expenses(1)                                         0.26%
Total Annual Fund Operating Expenses                                       1.47%
Fee Waiver and/or Expense Reimbursement(2)                                 0.46%
Total Annual Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement                                             1.01%
--------------------------------------------------------------------------------


(1) The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated December 31, 2009 because the Annual Report does not include Acquired Fund Fees and Expenses.
(2) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 29, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.


EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $103      3 Years   $420      5 Years   $759      10 Years   $1,718
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.


THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a group of funds of the iShares(R) Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs. As employed by the Fund, this methodology typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor, Todd/Veredus Asset Management LLC ("Todd/Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:


iShares(R) Trust: iShares Barclays Aggregate Bond Fund                       20%
iShares(R) Trust: iShares MSCI EAFE Index Fund                               20%
iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                     4%
iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                    5%
iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund                   1%
iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund                  1%
iShares(R) Trust: iShares S&P 500 Value Index Fund                           16%
iShares(R) Trust: iShares S&P 500 Growth Index Fund                          25%
iShares(R) Trust: iShares S&P 500 Index Fund                                  8%


As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd/Veredus expects to rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At that time, Todd/Veredus may review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, Todd/Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

THE KEY RISKS

The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the securities market as a whole goes down
o If any of the underlying funds in the Fund's portfolio do not increase in value as expected
o If interest rates go up, causing the value of debt securities held by an underlying fund to decline
o If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
o Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
o Because the market value of exchange-traded fund shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
o If Todd/Veredus' asset allocation models do not successfully anticipate market trends
o Because the Fund allocates a significant percentage of its assets in stocks, rather than bonds, it may be subject to greater risks than an ETF Fund that has higher allocations in the bond market


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Aggressive ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and Since Inception compare with the S&P Composite 1500 Index and a blended index comprised of 80% of the S&P Composite 1500 Index and 20% of the Barclays Capital U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

AGGRESSIVE ETF FUND AS OF DECEMBER 31

[BAR CHART]


2005    2006     2007    2008     2009
--------------------------------------------------------------------------------
4.63%   13.52%   5.12%   -29.12%  21.72%

Best Quarter: 3rd Quarter 2009 +14.11%   Worst Quarter: 4th Quarter 2008 -15.64%


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2009


                                                                                 Since Inception
                                                          1 Year      5 Years       (7-16-04)
------------------------------------------------------------------------------------------------
Aggressive ETF Fund Return                                21.72%        1.50%         2.92%
S&P Composite 1500 Index                                  27.27%        0.73%         2.69%
(reflects no deductions for fees, expenses or taxes)
Blend - 80% S&P Composite 1500 &                          23.00%        2.10%         3.67%
     20% Barclays Capital U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)
------------------------------------------------------------------------------------------------


INVESTMENT ADVISOR                          INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.                   Todd/Veredus Asset Management LLC

PORTFOLIO MANAGER(S)

John J. White, CFA
Portfolio Manager
Managing the Fund since 2004

Curtiss M. Scott, Jr., CFA
President and CEO
Managing the Fund since 2005

BUYING AND SELLING FUND SHARES


You cannot buy or sell shares of the Fund directly. You can invest indirectly in the Fund through your purchase of a variable annuity contract or variable life policy. Please see the variable contract prospectus for additional investment information.


TAX INFORMATION


Because you do not own shares of the Fund directly, your tax situation is not likely to be affected by the Fund's distributions. Please see the variable contract prospectus for additional tax information.

TOUCHSTONE ENHANCED ETF FUND SUMMARY

THE FUND'S INVESTMENT GOAL

The Touchstone Enhanced ETF Fund seeks high capital appreciation.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


--------------------------------------------------------------------------------
Management Fees                                                            0.40%
Other Expenses                                                             0.49%
    Shareholder Service Fees                                               0.25%
Acquired Fund Fees and Expenses(1)                                         0.24%
Total Annual Fund Operating Expenses                                       1.38%
Fee Waiver and/or Expense Reimbursement(2)                                 0.39%
Total Annual Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement                                             0.99%
--------------------------------------------------------------------------------


(1) The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated December 31, 2009 because the Annual Report does not include Acquired Fund Fees and Expenses.
(2) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 29, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.


EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $101      3 Years   $399      5 Years   $718      10 Years   $1,624
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.


THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a group of funds of the iShares(R) Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs. As employed by the Fund, this methodology varies asset class weights over time to focus on those with the best potential for appreciation. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor, Todd/Veredus Asset Management LLC ("Todd/Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

Based on the strategy outlined above the Fund is invested in the following funds at the percentages indicated:

iShares(R) Trust: iShares Barclays Aggregate Bond Fund                        3%
iShares(R) Trust: iShares MSCI EAFE Index Fund                                3%
iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                    22%
iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                   22%
iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund                  22%
iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund                 22%
iShares(R) Trust: iShares S&P 500 Value Index Fund                            3%
iShares(R) Trust: iShares S&P 500 Growth Index Fund                           3%


As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd/Veredus expects to rebalance the Fund's assets semiannually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently depending on market conditions, investment experience, and other factors as it deems appropriate. Todd/Veredus may review and update the model periodically through the year. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, Todd/Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

THE KEY RISKS

The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the securities market as a whole goes down
o If any of the underlying funds in the Fund's portfolio do not increase in value as expected
o If interest rates go up, causing the value of debt securities held by an underlying fund to decline
o If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
o Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
o Because the market value of exchange-traded fund shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
o If Todd/Veredus' asset allocation models do not successfully anticipate market trends
o Because the Fund allocates a significant percentage of its assets in stocks, rather than bonds, it may be subject to greater risks than an ETF Fund that has higher allocations in the bond market

The Fund may actively vary the asset class weightings of its underlying funds to achieve its investment goals.


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Enhanced ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and Since Inception compare with the S&P Composite 1500 Index and a blended index comprised of 90% of the S&P Composite 1500 Index and 10% of the Barclays Capital U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

ENHANCED ETF FUND AS OF DECEMBER 31

[BAR CHART]


2005    2006     2007    2008      2009
--------------------------------------------------------------------------------
6.02%   15.38%   4.03%   -31.40%   22.17%

Best Quarter: 3rd Quarter 2009 +14.35%   Worst Quarter: 4th Quarter 2008 -17.28%


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2009


                                                                                 Since Inception
                                                          1 Year      5 Years       (7-16-04)
------------------------------------------------------------------------------------------------
Enhanced ETF Fund Return                                  22.17%        1.30%         3.54%
S&P Composite 1500 Index                                  27.27%        0.73%         2.69%
(reflects no deductions for fees, expenses or taxes)
Blend - 90% S&P Composite 1500 &                          25.13%        1.45%         3.22%
     10% Barclays Capital U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)
------------------------------------------------------------------------------------------------


INVESTMENT ADVISOR                          INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.                   Todd/Veredus Asset Management LLC

PORTFOLIO MANAGER(S)

John J. White, CFA
Portfolio Manager
Managing the Fund since 2004

Curtiss M. Scott, Jr., CFA
President and CEO
Managing the Fund since 2005

BUYING AND SELLING FUND SHARES


You cannot buy or sell shares of the Fund directly. You can invest indirectly in the Fund through your purchase of a variable annuity contract or variable life policy. Please see the variable contract prospectus for additional investment information.


TAX INFORMATION


Because you do not own shares of the Fund directly, your tax situation is not likely to be affected by the Fund's distributions. Please see the variable contract prospectus for additional tax information.

INFORMATION ABOUT THE FUNDS

Shares of each Fund described in this Prospectus can be purchased by insurance company separate accounts. You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. When you purchase a variable annuity contract or variable life policy, you decide how to invest your purchase payments by selecting from the available investment options. The investment options may include Sub-Accounts that invest in the Funds of the Trust.

Because the Trust offers shares to both variable annuity and variable life separate accounts of insurance companies, there may be conflicts of interest between the variable annuity and variable life contract holders. The Trust's Board of Trustees monitors for the existence of any potential conflicts of interest. The Trust does not foresee any situation where a conflict of interest would occur. However, if a conflict arises between the holders of variable annuity contracts and variable life insurance policies of participating insurance companies, a participating insurance company may be required to withdraw the assets allocable to some or all of the separate accounts from the Fund. Any withdrawal could disrupt orderly portfolio management to the potential detriment of shareholders.

You should read the prospectus for the variable annuity contract or variable life policy that you want to purchase to learn about purchasing a contract and selecting your investment options. That prospectus also contains information about the contract, your investment options, the Sub-Accounts and expenses related to purchasing a variable annuity contract or variable life policy.

TOUCHSTONE FUNDS OF ETF FUNDS

The Touchstone Conservative ETF Fund, Touchstone Moderate ETF Fund, Touchstone Aggressive ETF Fund and Touchstone Enhanced ETF Fund (each an "ETF Fund," collectively the "ETF Funds") are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares(R) Trust.* Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. In addition, an exchange-traded fund ("ETF") is a fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price. Each fund of the iShares(R) Trust is an ETF that is an "index fund," which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index.

Each ETF Fund allocates its assets among a group of ETFs in different percentages. Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each ETF Fund reflects greater or lesser emphasis on pursuing current income or growth of capital. This Prospectus describes the key features of each ETF Fund, as well as important additional information.

* iShares(R) is a registered mark of Barclays Global Investors, N.A. ("BGI"). BGI's only relationship to the Trust and its affiliates is the licensing of certain trademarks and trade names of BGI. The ETF Funds are not sponsored, endorsed, sold, or promoted by BGI. BGI makes no representations or warranties to the shareholders of the ETF Funds or any member of the public regarding the advisability of investing in the ETF Funds or the iShares Funds. BGI has no obligation or liability in connection with the operation, marketing, or trading of the ETF Funds.

INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?

Each Fund from time to time may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when a sub-advisor is unable to identify attractive investment opportunities. During these times, a Fund may not achieve its investment goals.

CAN A FUND CHANGE ITS INVESTMENT GOAL?

Each Fund may change its investment goal(s) by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change takes effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?

BARON SMALL CAP GROWTH FUND. The Baron Small Cap Growth Fund may also invest in:

o     Preferred stocks and convertible preferred stocks
o     Convertible bonds and debentures
o     Warrants (up to 5% of net assets)
o     Securities of foreign companies (up to 10% of total assets)
o     U.S. Government securities
o     Mortgage-related securities (up to 5% of net assets)
o Debt securities that are rated in the medium to lowest rating categories by S&P and Moody's (up to 20% of total assets)

MID CAP GROWTH FUND.  The Mid Cap Growth Fund may also invest in:

o     Securities of large cap and small cap companies
o     Securities of foreign companies (up to 20% of total assets)
o American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and other depository receipts (up to 20% of total assets)
o Securities of companies in emerging market countries (up to 10% of total assets)
o Securities designed to replicate an index, an industry or a sector of the economy
o     Cash equivalents
o     Initial public offerings

THIRD AVENUE VALUE FUND.  The Third Avenue Value Fund may also invest in:

o Corporate debt, including non-investment grade debt securities (up to 35% of total assets)
o     U.S. Government securities
o     Mortgage-related securities
o     Warrants (up to 5% of net assets)
o     Senior securities, such as preferred stocks and debt instruments

HIGH YIELD FUND.  The High Yield Fund may also invest in:

o Securities of foreign companies (up to 15% of total assets), but only up to 5% of its total assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar
o     Debt securities of emerging market countries
o Mortgage-related securities and other types of loans and loan participations
o     U.S. Government securities and securities of foreign governments
o     Preferred stocks

CORE BOND FUND. The Core Bond Fund may also invest in:

o     Preferred stocks

o Debt securities denominated in foreign currencies (up to 20% of total assets)
o     Debt securities of emerging market countries (up to 10% of total assets)

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS - this section describes the various investments the Funds can invest in according to their investment strategies.

MONEY MARKET INSTRUMENTS include:

o     Bank obligations
o     Short-term corporate debt securities
o     Short-term municipal securities
o     Variable and floating rate securities
o     Repurchase agreements

BANK OBLIGATIONS include:

o Certificates of deposit, which are debt instruments issued by banks at a specific coupon rate and term to maturity
o Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange
o Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

REPURCHASE AGREEMENTS. Repurchase agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

U.S. GOVERNMENT SECURITIES include:

o Securities issued directly by the U.S. Treasury such as Treasury bills, notes and bonds
o Securities issued by agencies or instrumentalities of the U.S. Government, such as the GNMA, FFCB, FHLB, FNMA, FHLMC, FMAC, SLMA, SBA, TVA and OPIC
o     U.S. Treasuries issued without interest coupons ("STRIPS")
o Inflation-indexed bonds issued by the U.S. Treasury whose principal value is periodically adjusted to the rate of inflation
o Other securities guaranteed as to principal or interest by the U.S. Government or agencies or instrumentalities of the U.S. government

Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, meaning that payment of principal and interest is guaranteed by the U.S. Government. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, GNMA securities and OPIC securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the FFCB, FHLB, FNMA, FHLMC, SLMA, SBA and TVA.

U.S. Government securities also include securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the United States, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.

CORPORATE DEBT SECURITIES. Corporate debt securities are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper, notes and bonds.

MUNICIPAL SECURITIES. Municipal securities are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation bonds and revenue bonds. General obligation bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

FOREIGN DEBT SECURITIES. Foreign debt securities are obligations of a country other than the U.S. to pay interest and repay principal.

FOREIGN COMPANIES. A foreign company is a company that meets all of the following criteria:

o     It is organized under the laws of a foreign country
o     It maintains its principal place of business in a foreign country
o The principal trading market for its securities is located in a foreign country
o It derives at least 50% of its revenues or profits from operations in foreign countries
o     It has at least 50% of its assets located in foreign countries

AMERICAN DEPOSITORY RECEIPTS ("ADRS")/AMERICAN DEPOSITORY SHARES ("ADSS"). ADRs and ADSs are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of the foreign security and are traded on U.S. exchanges.

INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are generally rated BBB or better by Standard & Poor's Rating Service ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's").

NON-INVESTMENT GRADE DEBT SECURITIES. Non-investment grade debt securities are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated below BBB by S&P or below Baa by Moody's.

ASSET-BACKED SECURITIES. Asset-backed securities represent groups of other assets, for example credit card receivables, that are combined or pooled for sale to investors.

MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by agencies of the U.S. Government such as:

o     GNMA
o     FNMA
o     FHLMC

Securities backed by the GNMA are backed by the full faith and credit of the U.S. Government. Securities backed by the FNMA or FHLMC are backed only by the credit of the government agency issuing the security.

The loans may be grouped together by private issuers such as:

o     Commercial banks
o     Savings and loan institutions
o     Mortgage bankers
o     Private mortgage insurance companies

MORTGAGE-RELATED SECURITIES INCLUDE COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). CMOs and REMICs are types of mortgage-related securities that provide an investor with a specified interest in the cash flow from a pool of mortgage loans or other mortgage-backed securities. CMOs and REMICs are issued in 2 or more classes with varying maturity dates and interest rates. A REMIC is a private entity formed to hold a fixed pool of mortgages secured by an interest in real property. A REMIC is a type of CMO that qualifies for special tax treatment under the Internal Revenue Code.

REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs pool investors' money to invest primarily in income-producing real estate or real estate-related loans or interests.

EMERGING MARKET COUNTRIES. Emerging market countries are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meets one or more of the following criteria:

o     It is organized under the laws of an emerging market country
o     It maintains its principal place of business in an emerging market country
o It derives at least 50% of its revenues or profits from operations within emerging market countries
o     It has at least 50% of its assets located in emerging market countries
o The principal trading market for its securities is located in an emerging market country

UNDERVALUED STOCKS. A stock is considered undervalued if the portfolio manager believes it should be trading at a higher price than it is at the time of purchase. Factors considered may include:

o     Price relative to earnings
o     Price relative to cash flow
o     Price relative to financial strength

WARRANTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. It should be noted that the prices of warrants do not necessarily move parallel to the prices of the underlying securities. It should also be noted that if the market price of the underlying security never exceeds the exercise price, the Fund will lose the entire investment in the warrant. Moreover, if a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price and the right to purchase the underlying security.

TO-BE-ANNOUNCED SECURITIES. To-be-announced securities are paid for and delivered within 15 to 45 days from their date of purchase. In a to-be-announced transaction, the parties to the transaction commit to purchasing or selling securities before all the specific information, particularly the face amount of the securities, is known. If a Fund invests in to-be-announced securities, it will maintain a segregated account of cash or liquid securities to pay for its to-be-announced securities and this account will be valued daily in order to account for market fluctuations in the value of its to-be-announced commitments.

S&P DEPOSITORY RECEIPTS ("SPDRS"). SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. There can be no assurance that this can be accomplished as it may not be possible for the portfolio to replicate and maintain exactly the composition and relative weightings of the S&P 500 Index securities. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment.

EXCHANGE-TRADED FUNDS ("ETFS"). An ETF is a fund that holds a portfolio of common stocks designed to track the performance of a particular securities index or sector of an index, like the S&P 500 or NASDAQ, or a portfolio of bonds that may be designed to track a bond index. Because they may be traded like stocks on a securities exchange (e.g., the American Stock Exchange), ETFs may be purchased and sold throughout the trading day based on their market price. Each share of an ETF represents an undivided ownership interest in the portfolio held by an ETF. ETFs that track indices or sectors of indices hold either:

o shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or
o shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are generally registered as investment companies and issue large blocks of shares (typically 50,000) called "creation units" in exchange for a specified portfolio of the ETF's underlying securities, plus a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value), together with a cash payment generally equal to accumulated dividends as of the date of redemption. As investment companies, ETFs incur fees and expenses such as trustee fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of ETFs. Accordingly, ETF shareholders pay their proportionate share of these expenses.

WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

STOCK MARKET RISK. A Fund (or underlying fund for the ETF Funds) that invests in common stocks is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. In addition, stocks fall into three broad market capitalization categories - large cap, mid cap and small cap. Investing primarily in one category carries the risk that due to market conditions, that category may be out of favor. For example, if valuations of large cap companies appear to be greatly out of proportion to the valuations of small or mid cap companies, investors may migrate to the stocks of small and mid-sized companies, causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Stock prices tend to go up and down more than those of bonds.

o SMALL CAP COMPANIES. Smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

o MID CAP COMPANIES. Mid-sized companies may be subject to more abrupt or erratic movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

o LARGE CAP COMPANIES. Larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o REAL ESTATE INVESTMENT TRUSTS ("REITS"). Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). REITs are more sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also lose value due to changes in tax or other regulatory requirements.

o TECHNOLOGY SECURITIES. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products and services may be subject to competitive pressures and aggressive pricing and may become obsolete and the risk that new products will not meet expectations or even reach the marketplace.

o INITIAL PUBLIC OFFERINGS ("IPOS"). The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (i.e., the potential that a Fund may be unable to dispose of the IPO shares promptly at a reasonable price). When a Fund's asset base is small, a significant portion of its performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund's assets grow, the effect of investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

DEBT SECURITY RISK. A Fund (or underlying fund for the ETF Funds) that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The price of debt securities is generally inversely linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

The yield of the Money Market Fund will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interest rates increase and decrease when interest rates decrease.

o MORTGAGE-RELATED SECURITIES. Payments from the pool of loans underlying a mortgage-related security may not be enough to meet the monthly payments of the mortgage-related security. If this occurs, the mortgage-related security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-related security and will affect the average life of the mortgage-related securities held by a Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering a Fund's yield. Mortgage-related securities may be less likely than other debt securities to increase in value during periods of falling interest rates. In addition, loans and loan participations may be more difficult to sell than other investments and are subject to the risk of borrower default.

The debt securities in a Fund's (or underlying fund's) portfolio are subject to credit risk. Credit risk is the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of interest or principal, when due. Securities rated in the lowest investment grade category may have some risky characteristics and changes in economic conditions may be more likely to cause issuers of these securities to be unable to make payments.

o NON-INVESTMENT GRADE DEBT SECURITIES. Non-investment grade debt securities are sometimes referred to as "junk bonds" and may be very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund that invests in non-investment grade debt securities could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

FOREIGN INVESTING RISK. Investing in foreign securities by a Fund (or underlying fund for the ETF Funds) poses unique risks. These include loss of value due to fluctuation in currency exchange rates and other factors, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

o EMERGING MARKET COUNTRIES. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems that may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. Economic or political changes may cause larger price changes in these securities than in other foreign securities.

NON-DIVERSIFICATION RISK. If a Fund is non-diversified, it may invest a significant percentage of its assets in the securities of a single company. If an underlying fund (for the ETF Funds) is non-diversified, it may hold fewer securities than a diversified fund. Because a non-diversified fund's holdings may be more concentrated, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

OTHER INVESTMENT COMPANIES. To the extent consistent with their respective investment objectives and policies, the Funds may invest in securities issued by other investment companies, including money market funds, index funds, "country funds" (i.e., funds that invest primarily in issuers located in a specific foreign country or region), iShares(R), SPDRs and similar securities of other issuers. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that investment company. In addition, it would bear a proportionate share of any fees and expenses paid by that investment company. These would be in addition to the advisory and other fees paid directly by the Fund.

Touchstone Advisors has received an exemptive order from the SEC that permits each Fund (except the Money Market Fund) to invest its uninvested cash or cash collateral in one or more affiliated money market funds. Each Fund (except the Money Market Fund) may invest up to 25% of its total assets in affiliated money market funds, subject to that Fund's investment limitations and certain other conditions pursuant to the exemptive order.

ETF FUNDS. The value of an investment in an ETF Fund is based primarily on the performance of its underlying funds and the allocation of the ETF Fund's assets among them. Therefore, the investment risks of an ETF Fund include the investment risks of its underlying funds.

o ASSET CLASS RISK. The returns from the types of securities in which an underlying fund invests may underperform relative to the returns of the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

o TRACKING ERROR RISK. The underlying fund's returns may deviate from those of its index. Factors such as the fees and expenses of the underlying funds, imperfect correlation between an underlying fund's securities and those in its index, rounding of prices, and changes to the index and to regulatory policies may affect an underlying fund's ability to achieve close correlation with its index.

o MARKET TRADING RISK. The shares of the underlying funds may trade at a premium or discount to their net asset value. The market value of ETF shares may differ from the shares' net asset value. The net asset value of ETF shares fluctuates with the changes in the market value of the fund's holdings, while the trading price of ETF shares fluctuates in accordance with changes in net asset value as well as market supply and demand.

o CONCENTRATION RISK. If an underlying fund's index concentrates in a particular industry, group of industries, or sector, that fund may be adversely affected by the performance of those securities and subject to price volatility. In addition, an underlying fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political, or regulatory occurrence.

o ABSENCE OF ACTIVE MARKET. Although the shares of ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

o LACK OF MARKET LIQUIDITY. Secondary market trading in ETF shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in ETF shares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any ETF will continue to be met or will remain unchanged.

o PASSIVE INVESTMENT RISK. Most ETFs, and certain other underlying funds, are not actively managed. An underlying fund or ETF may be affected by a general decline in the U.S. or foreign market segments relating to its underlying index. Passively-managed funds or ETFs invest in the securities included in, or representative of, their underlying index regardless of their investment merit. The investment adviser to a passively-managed fund or ETF does not attempt to take defensive positions in declining markets.

LENDING OF PORTFOLIO SECURITIES. The Funds may lend their portfolio securities to brokers, dealers and financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, a Fund's sub-advisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

MARKET DISRUPTION RISK (HIGH YIELD FUND, CORE BOND FUND AND MONEY MARKET FUND). The United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Funds may invest. During periods of extreme market volatility, prices of securities held by the Funds may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Funds could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

The recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude the Funds' ability to achieve their investment goal.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds' portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds. The Funds have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Advisor and Sub-Advisors will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds' investment goals, but there can be no assurance that it will be successful in doing so.

WHERE CAN I FIND INFORMATION ABOUT THE FUNDS' PORTFOLIO HOLDINGS DISCLOSURE POLICIES?

A description of the Funds' policies and procedures for disclosing portfolio securities to any person is available in the Statement of Additional Information ("SAI").

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR

TOUCHSTONE ADVISORS, INC. ("TOUCHSTONE ADVISORS" OR THE "ADVISOR") 303 BROADWAY, SUITE 1100, CINCINNATI, OHIO 45202-4203


Touchstone Advisors has been registered as an investment advisor since 1994. As of March 31, 2010, Touchstone Advisors had approximately $5.8 billion in assets under management. As the Funds' Advisor, Touchstone Advisors continuously reviews, supervises and administers the Funds' investment programs and also ensures compliance with the Funds' investment policies and guidelines.


Touchstone Advisors is responsible for selecting each Fund's sub-advisor(s), subject to approval by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a sub-advisor, including:

      o Level of knowledge and skill

      o Performance as compared to its peers or benchmark

      o Consistency of performance over 5 years or more

      o Level of compliance with investment rules and strategies

      o Employees, facilities and financial strength

      o Quality of service

Touchstone Advisors will also continually monitor each sub-advisor's performance through various analyses and through in-person, telephone and written consultations with the sub-advisors. Touchstone Advisors discusses its expectations for performance with each sub-advisor. Touchstone Advisors provides evaluations and recommendations to the Board of Trustees, including whether or not a sub-advisor's contract should be renewed, modified or terminated.

The Securities and Exchange Commission (the "SEC") has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. A Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of a Fund will be notified of any changes in its sub-advisor.

Two or more sub-advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one sub-advisor, Touchstone Advisors allocates how much of a Fund's assets are managed by each sub-advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of the evaluations of the sub-advisors.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the sub-advisors, custodian, transfer agent, sub-administrator or other parties. These parties may be affiliates of Touchstone Advisors.

Each Fund pays Touchstone Advisors a fee for its services at an annual rate that is computed daily and paid monthly based on the Fund's average daily net assets. Out of this fee, Touchstone Advisors pays each sub-advisor a fee for its services. The fee paid to Touchstone Advisors by each Fund during the fiscal year ended December 31, 2009 is shown in the table below (the advisory fees below are net of advisory fees waived by Touchstone Advisors, if any):


NAME OF FUND                                                ANNUAL FEE RATE*
--------------------------------------------------------------------------------
Baron Small Cap Growth Fund                                      1.05%
Mid Cap Growth Fund                                              0.80%
Third Avenue Value Fund                                          0.80%
Large Cap Core Equity Fund                                       0.65%
High Yield Fund                                                  0.50%
Core Bond Fund                                                   0.55%
Money Market Fund                                                0.18%
Conservative ETF Fund                                            0.40%
Moderate ETF Fund                                                0.40%
Aggressive ETF Fund                                              0.40%
Enhanced ETF Fund                                                0.40%

* Out of the advisory fee, Touchstone Advisors pays Integrity Life Insurance Company, National Integrity Life Insurance Company (the "Integrity Companies") and certain other affiliates a shareholder servicing fee of up to 0.15% annually. In exchange for the shareholder servicing fee, these affiliates provide services including (but not limited to) prospectus, financial report and statement delivery; telephone and Internet services for contract owners; and recordkeeping and similar administrative services. Touchstone Advisors, at its expense, may also provide additional compensation to certain unaffiliated dealers, financial intermediaries or service providers for administrative and/or shareholder servicing activities.

CONTRACTUAL FEE WAIVER AGREEMENT

Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to limit certain Funds' total operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, and other extraordinary expenses not incurred in the ordinary course of Touchstone's business). Fee waivers and/or expense reimbursements are calculated and applied monthly, based on each Fund's average net assets during such month. These fee waivers and expense reimbursements will remain in effect until at least April 29, 2011.

FUND                                                       CONTRACTUAL LIMIT
--------------------------------------------------------------------------------
Baron Small Cap Growth Fund                                      1.55%
Mid Cap Growth Fund                                              1.17%
Third Avenue Value Fund                                          1.17%
Large Cap Core Equity Fund                                       1.00%
High Yield Fund                                                  1.05%
Core Bond Fund                                                   1.00%
Money Market Fund                                                0.75%
Conservative ETF Fund                                            0.75%
Moderate ETF Fund                                                0.75%
Aggressive ETF Fund                                              0.75%
Enhanced ETF Fund                                                0.75%

SUB-ADVISORS

The sub-advisors make the daily decisions regarding buying and selling specific securities for a Fund. Each sub-advisor manages the investments held by the Fund it serves according to the applicable investment goals and strategies. Additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Funds may be found in the SAI.

SUB-ADVISOR TO THE BARON SMALL CAP GROWTH FUND

BAMCO, INC. ("BAMCO")
767 FIFTH AVENUE, NEW YORK, NY 10153

BAMCO has been a registered investment advisor since 1987 and has managed the Fund since November 1, 2000. Ronald Baron has primary responsibility for managing the Fund's portfolio and has managed the Fund since November 1, 2000. Mr. Baron is the Founder, Chief Executive Officer, Chief Investment Officer and Chairman of BAMCO and Baron Capital Management, Inc., an affiliate of BAMCO. He is also the principal owner of Baron Capital Management, Inc. Mr. Baron managed the Baron Asset Fund from its inception until January 23, 2008. He has also managed the Baron Growth Fund and the Baron Retirement Income Fund since their respective inceptions and has managed other accounts since 1975.

SUB-ADVISORS TO THE MID CAP GROWTH FUND

The Mid Cap Growth Fund's assets are allocated between two Sub-Advisors, each using a different management style. TCW uses a value approach and Westfield uses a growth approach.

TCW INVESTMENT MANAGEMENT COMPANY ("TCW")
865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017

TCW has been a registered investment advisor since 1987 and has managed the portion of the Fund's assets allocated to TCW since May 2001. Susan I. Suvall and John A. Gibbons have primary responsibility for the daily management of the Fund and collaborate on all investment decisions with respect to the Fund. Ms. Suvall has been a portfolio manager of the Fund since May 2001 and Mr. Gibbons has been a portfolio manager of the Fund since April 2008. Prior to April 2008, Mr. Gibbons was an analyst for the Fund covering a variety of sectors including chemicals, energy, health care, industrials and materials. Ms. Suvall is a Group Managing Director of TCW and has been with the firm since 1985. Mr. Gibbons is a Managing Director of TCW and has been with the firm since 2000.

WESTFIELD CAPITAL MANAGEMENT COMPANY, L.P. ("WESTFIELD")
ONE FINANCIAL CENTER, BOSTON, MA 02111


Westfield has been a registered investment advisor since 1989 and has managed the portion of the Fund's assets allocated to Westfield since the Fund's inception. The Fund is managed by the Westfield Investment Committee. Industry sectors are divided among the investment committee members.

William A. Muggia is the lead member of the Westfield Investment Committee, and he covers the Healthcare and Energy sectors. Mr. Muggia is President, Chief Executive Officer, Chief Investment Officer and Partner of Westfield. He has worked at Westfield since 1994 and has managed the Fund since 1999.


SUB-ADVISOR TO THE THIRD AVENUE VALUE FUND

THIRD AVENUE MANAGEMENT LLC ("TAM")
622 THIRD AVENUE, NEW YORK, NY 10017


TAM has been a registered investment advisor since 1986 and has managed the Fund since November 1, 2000. The Fund is co-managed by Curtis R. Jensen, Ian Lapey and Kathleen Crawford. Mr. Jensen is Chief Investment Officer of TAM and also manages the Third Avenue Small-Cap Value Fund, the Third Avenue Small-Cap Value Fund (UCITS), and several of TAM's sub-advised portfolios. Additionally, Mr. Jensen is Co-Manager of the Third Avenue Variable Series Trust. Mr. Jensen has worked at TAM since 1995 and managed the Fund since 2001. Mr. Lapey is a senior member of TAM investment team and co-manages the flagship Third Avenue Value Fund with Third Avenue's founder, Martin Whitman. Additionally, Mr. Lapey is a portfolio manager for TAM's value and small-cap value sub-advised portfolios, and is Co-Manager of the Third Avenue Value Fund (UCITS) and Third Avenue Variable Series Trust. Mr. Lapey has managed the Fund since 2004 and has been employed by TAM and its predecessor since 2001 as a portfolio manager. Kathleen Crawford is a research analyst for TAM and an assistant portfolio manager for the firm's value and small-cap value sub-advised portfolios. Ms. Crawford joined TAM in 2003 and has managed the Fund since May 1, 2007.


SUB-ADVISOR TO THE LARGE CAP CORE EQUITY FUND AND THE ETF FUNDS

TODD/VEREDUS ASSET MANAGEMENT, LLC ("TODD")
101 SOUTH FIFTH STREET, SUITE 3160, LOUISVILLE, KY  40202

Todd has been a registered investment advisor since 1967 and has managed the Large Cap Core Equity Fund and ETF Funds since their inception.

LARGE CAP CORE EQUITY FUND: John J. White, CFA, Portfolio Manager and Curtiss M. Scott, Jr., CFA, President and CEO co-manage the Fund. Mr. Scott has worked at Todd since 1996 and has over 30 years of experience as a large cap portfolio manager. Mr. White has worked at Todd since 2002 and has over 25 years of financial market experience. He worked as a Director of Equity Research and Investment Strategy at Wachovia Securities from 1994 until 2002.

ETF FUNDS: Todd is responsible for determining the asset allocation model for the investments held by each ETF Fund according to its investment goals and strategies. John J. White is the lead manager of the ETF Funds. Mr. White is supported by Curtiss M. Scott, Jr.

SUB-ADVISOR TO THE HIGH YIELD FUND, CORE BOND FUND AND MONEY MARKET FUND

FORT WASHINGTON INVESTMENT ADVISORS, INC. ("FORT WASHINGTON")
303 BROADWAY, SUITE 1200, CINCINNATI, OH 45202

Fort Washington has been a registered investment advisor since 1990 and has managed the High Yield Fund, Core Bond Fund and the Money Market Fund since their inception.

HIGH YIELD FUND: Brendan M. White, CFA, is primarily responsible for managing the Fund and has managed the Fund since its inception. Mr. White is a Managing Director and Senior Portfolio Manager and has worked at Fort Washington since 1993. He has over 15 years of fixed income management experience.

CORE BOND FUND: Timothy J. Policinski, CFA, is the primary manager and Daniel J. Carter, CFA, is the secondary manager of the Fund. Mr. Policinski is a Managing Director and Senior Portfolio Manager. He has worked at Fort Washington since 2001 and has managed the Fund since then. Mr. Policinski has over 20 years of fixed-income management experience. Daniel J. Carter, CFA, has been an Assistant Portfolio Manager of Fort Washington since 2000. Mr. Carter has managed the Fund since September 2001.

MONEY MARKET FUND: John J. Goetz, CFA, is the primary manager and Jay Devine is the secondary manager of the Fund. Mr. Goetz has managed the Fund since its inception. Mr. Goetz has been a Vice President and Senior Portfolio Manager of Fort Washington since May 2000. From 1981 until 1999 he was employed by an investment advisor that was acquired by Fort Washington in 1999. Mr. Devine has worked at Fort Washington since 2000. He has been a Portfolio Manager at Fort Washington since 2001 and was a Money Market Analyst from July 2000 until September 2001.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as a Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

SUB-ADVISORY FEES

Touchstone Advisors pays sub-advisory fees to each sub-advisor from its advisory fee. The fees that each sub-advisor receives are included in the advisory fee.

A discussion of the basis for the Board of Trustees' approval of the Funds' advisory and sub-advisory agreements is available in the Trust's December 31, 2009 Annual Report.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE FUNDS TO MATCH YOUR GOALS

Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. Your financial advisor can help you buy a variable annuity contract or variable life policy that would allow you to invest in the Funds you choose.

PURCHASING SHARES

You cannot buy shares of the Funds directly. You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. You should read this prospectus and the prospectus of the variable annuity contract or variable life policy carefully before you choose your investment options.

INVESTOR ALERT: The Trust reserves the right to refuse any purchase order that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See "Market Timing Policy" in this Prospectus.)

SHAREHOLDER SERVICING PLAN

The Trust has adopted a shareholder services plan with respect to the Funds, providing that the Trust may obtain the services of Touchstone Advisors and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust (or the Trust's agents) may enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services not otherwise provided by the Transfer Agent. For these services, the Trust pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets attributable to the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

SELLING SHARES

To meet various obligations under the contracts, the separate accounts may sell Fund shares to generate cash. For example, a separate account may sell Fund shares and use the proceeds to pay a contract owner who requested a partial withdrawal or who canceled a contract. Proceeds from the sale are usually sent to the separate account on the next business day. The Funds may suspend sales of shares or postpone payment dates when the New York Stock Exchange ("NYSE") is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as otherwise permitted by the SEC.

When an ETF Fund sells shares, it sells shares of each of the underlying funds in the same percentage that it holds those shares as part of its portfolio of securities. Therefore, the relative percentage of an ETF Fund's composition of underlying funds is not affected by the sale.

REDEMPTION IN KIND. Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made in securities a shareholder may incur transaction expenses in converting these securities into cash.

PRICING OF FUND SHARES

Each Fund's share price, also called net asset value ("NAV"), is determined as of the close of trading (normally 4:00 p.m. Eastern time) every day the NYSE is open. Each Fund calculates its NAV per share by dividing the total value of its net assets by the number of its shares outstanding. Shares are purchased or sold at the NAV next determined after your purchase or sale order is received in proper form by Touchstone or its authorized agent.

The Funds' equity investments are valued based on market value or, if no market value is readily available, based on fair value as determined by the Board of Trustees (or under their direction). The Funds may use pricing services to determine market value for investments. Some specific pricing strategies follow:

o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined as fair value.

o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Although investing in foreign securities is not a principal investment strategy of the Funds, any foreign securities held by a Fund will be priced as follows:

o All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.

o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security might be valued based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of NAV.

o Because portfolio securities that are primarily listed on non-U.S. exchanges may trade on weekends or other days when a Fund does not price its shares, a Fund's NAV may change on days when the separate accounts will not be able to buy or sell shares.

The value of the Funds' debt securities is determined as follows:

o Securities that have available market quotations are priced according to the most recent bid price quoted by 1 or more of the major market makers.

o Securities that do not have available market prices are priced at their fair value using procedures approved by the Board of Trustees.

The Funds may use fair value pricing under the following circumstances, among others:

o If the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded.

o If a security, such as a small cap or high yield security, is so thinly traded that reliable market quotations are unavailable.

o If the exchange on which a portfolio security is principally traded closes early.

o If trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation.

The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. With respect to any portion of a Fund's assets that is invested in other mutual funds (such as the underlying funds for the ETF Funds), that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

The Money Market Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 397 days or less and invests only in securities that meet its quality standards and present minimal credit risks. The Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Fund to maintain a stable net asset value per share. However, there is no assurance that the Fund will be able to do so.

MARKET TIMING POLICY

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. In addition, there are specific risks that apply to small cap and high yield securities that may impact the Baron Small Cap Growth Fund and the High Yield Fund. These include the risk that a high yield or small cap security may be so thinly traded that its price is stale, causing a fund that holds a large position of that security to be a target for market timers. The Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Funds by shareholders. The Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While the Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Funds cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or
(ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits the Funds may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Funds may also restrict or refuse to process purchases by the shareholder. The Funds' exchange limits and excessive trading policies generally do not apply to purchases and redemptions of money market funds (except in situations where excessive trading may have a detrimental or disruptive effect on share prices or portfolio management of these funds), systematic purchases and redemptions.

The Trust expects the insurance company separate accounts that invest in the Funds to have in place policies and procedures reasonably designed to deter market timing in the separate accounts by contract or policy holders.

Separate accounts often establish omnibus accounts in the Funds for their contract or policy holders through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Funds have entered into information sharing agreements with the insurance companies that use the Funds as underlying investment vehicles for their separate accounts. Under these agreements, an insurance company is obligated to: (1) adopt and enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon their request, with information regarding contract or policy holder trading activities in shares of the Funds; and (3) enforce its market-timing policy with respect to contract or policy holders identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to an insurance company (an "indirect intermediary"), any insurance company with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of contract or policy holders or any other persons.

Investors in the Funds should be aware that the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts do not limit the number of transfers that a contract owner may make among the underlying funds. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Funds and the contract and policy holders and other factors such as state insurance laws may limit a Fund's ability to deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund's difficulty in deterring such market timing activities.

The Funds apply these policies and procedures uniformly to all investors believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, other than the Touchstone Money Market Fund, will declare and pay dividends annually. The Touchstone Money Market Fund will declare dividends daily and pay dividends monthly.

Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made at least annually.

For more information about dividends and other distributions in connection with any investment in a variable annuity contract or variable life policy, see the prospectus for your variable annuity contract or variable life policy.

TAX INFORMATION

Because you do not own shares of the Funds directly, your tax situation is not likely to be affected by a Fund's distributions. The separate accounts, which issue your variable annuity contract or variable life policy, as the owner of the Funds' shares, may be affected. Each Fund's distributions may be taxed as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether distributions are reinvested in Fund shares or received as cash.

For more information about the tax consequences of an investment in a variable annuity contract or variable life policy, see the prospectus for your variable annuity contract or variable life policy.

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The total returns do not reflect fees that are paid by the separate accounts through which shares of the Funds are sold. Inclusion of these fees would reduce the total return figures for all periods. The information has been audited by Ernst & Young, whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request.


BARON SMALL CAP GROWTH FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                        Year ended      Year ended      Year ended      Year ended      Year ended
                                                       December 31,    December 31,    December 31,    December 31,    December 31,
                                                           2009            2008            2007            2006            2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                      $    10.08      $    20.52      $    22.86      $    19.89      $    18.47
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment loss                                     (0.08)          (0.07)          (0.16)          (0.11)          (0.21)
     Net realized and unrealized gains (losses) on            3.40           (7.11)           0.87            3.75            1.63
     investments
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              3.32           (7.18)           0.71            3.64            1.42
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
     Realized capital gains                                     --           (3.26)          (3.05)          (0.67)             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                            $    13.40      $    10.08      $    20.52      $    22.86      $    19.89
====================================================================================================================================
Total return(A)                                              32.94%         (33.64%)          2.76%          18.26%           7.69%
====================================================================================================================================
Ratios and supplemental data:
Net assets at end of year (000s)                        $   20,329      $   14,243      $   26,216      $   29,103      $   27,443
Ratios to average net assets:
     Net expenses                                             1.55%           1.55%           1.49%           1.51%           1.54%
     Net investment loss                                     (0.81%)         (0.51%)         (0.71%)         (0.51%)         (1.15%)
Portfolio turnover                                               9%              7%             19%             19%             14%

MID CAP GROWTH FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                        Year ended      Year ended      Year ended      Year ended      Year ended
                                                       December 31,    December 31,    December 31,    December 31,    December 31,
                                                           2009            2008            2007            2006            2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                      $     7.95      $    18.55      $    19.38      $    17.63      $    20.89
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income (loss)                             0.03            0.02           (0.05)          (0.09)          (0.08)
     Net realized and unrealized gains (losses) on            3.07           (7.54)           2.85            2.95            3.28
     investments
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              3.10           (7.52)           2.80            2.86            3.20
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
------------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                   (0.01)             --              --              --              --
     Realized capital gains                                     --           (3.08)          (3.63)          (1.11)          (6.46)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                            (0.01)          (3.08)          (3.63)          (1.11)          (6.46)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                            $    11.04      $     7.95      $    18.55      $    19.38      $    17.63
====================================================================================================================================
Total return(A)                                              38.99%         (39.70%)         14.43%          16.18%          15.29%
====================================================================================================================================
Ratios and supplemental data:
Net assets at end of year (000s)                        $   25,521      $   20,713      $   46,356      $   35,216      $   33,511
Ratios to average net assets:
     Net expenses                                             1.16%           1.16%           1.15%           1.15%           1.15%
     Net investment income (loss)                             0.26%           0.06%          (0.29%)         (0.49%)         (0.50%)
Portfolio turnover                                              71%             73%             83%            104%             70%

See Notes to Financial Highlights

THIRD AVENUE VALUE FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                     Year ended      Year ended      Year ended       Year ended        Year ended
                                                    December 31,    December 31,    December 31,     December 31,      December 31,
                                                        2009            2008            2007             2006              2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                  $     12.93     $     26.70     $     29.24      $     26.89      $     23.51
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                                 0.26            0.23            0.30             0.22             0.11
     Net realized and unrealized gains (losses) on         3.78          (10.68)          (0.79)            4.05             3.98
     investments
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           4.04          (10.45)          (0.49)            4.27             4.09
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
------------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                (0.29)          (0.31)          (0.20)           (0.11)            0.00(B)
     Realized capital gains                               (1.07)          (3.01)          (1.85)           (1.81)           (0.71)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                         (1.36)          (3.32)          (2.05)           (1.92)           (0.71)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                        $     15.61     $     12.93     $     26.70      $     29.24      $     26.89
====================================================================================================================================
Total return(A)                                           31.39%         (38.50%)         (1.79%)          15.87%           17.41%
====================================================================================================================================
Ratios and supplemental data:
Net assets at end of year (000s)                    $    53,505     $    58,109     $   120,717      $   125,330      $   117,142
Ratios to average net assets:
     Net expenses                                          1.13%           1.06%           1.05%            1.05%            1.05%
     Net investment income                                 1.17%           1.08%           1.03%            0.77%            0.48%
Portfolio turnover                                            4%             12%             18%              10%              17%

LARGE CAP CORE EQUITY FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                        Year ended      Year ended      Year ended      Year ended      Year ended
                                                       December 31,    December 31,    December 31,    December 31,    December 31,
                                                           2009            2008            2007            2006            2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                      $     6.69      $    11.22      $    10.99      $     8.88      $     9.16
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income (loss)                             0.09           (0.05)           0.24            0.28            0.20
     Net realized and unrealized gains (losses) on            1.52           (3.92)           0.35            2.08           (0.48)
     Investments
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              1.61           (3.97)           0.59            2.36           (0.28)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
------------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                   (0.10)          (0.07)          (0.25)          (0.25)             --
     Realized capital gains                                     --           (0.49)          (0.11)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                            (0.10)          (0.56)          (0.36)          (0.25)             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                            $     8.20      $     6.69      $    11.22      $    10.99      $     8.88
====================================================================================================================================
Total return(A)                                              24.06%         (35.20%)          5.32%          26.57%          (3.06%)
====================================================================================================================================
Ratios and supplemental data:
Net assets at end of year (000s)                        $   63,316      $   49,265      $   25,362      $   26,285      $   25,360
Ratios to average net assets:
     Net expenses                                             1.00%           1.00%           0.75%           0.75%           0.75%
     Net investment income                                    1.40%           1.42%           1.91%           2.31%           2.23%
Portfolio turnover                                              38%             81%            124%             53%             48%

See Notes to Financial Highlights

HIGH YIELD FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                        Year ended      Year ended      Year ended      Year ended      Year ended
                                                       December 31,    December 31,    December 31,    December 31,    December 31,
                                                           2009            2008            2007            2006            2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                      $     5.52      $     7.94      $     8.54      $     8.53      $     8.26
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                                    0.67            0.21            0.87            0.61            0.61
     Net realized and unrealized gain (loss) on               1.92           (2.14)          (0.72)           0.06           (0.34)
     Investments
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              2.59           (1.93)           0.15            0.67            0.27
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
------------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                   (0.47)          (0.49)          (0.75)          (0.66)             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                            $     7.64      $     5.52      $     7.94      $     8.54      $     8.53
====================================================================================================================================
Total return(A)                                              46.90%         (24.31%)          1.78%           7.90%           3.27%
====================================================================================================================================
Ratios and supplemental data:
Net assets at end of year (000s)                        $   35,038      $   29,081      $   27,918      $   37,361      $   37,853
Ratios to average net assets:
     Net expenses                                             1.05%           1.05%           0.80%           0.80%           0.80%
     Net investment income                                    8.72%           8.01%           6.88%           6.84%           6.91%
Portfolio turnover                                              61%             52%             62%             46%             69%

CORE BOND FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                        Year ended      Year ended      Year ended      Year ended      Year ended
                                                       December 31,    December 31,    December 31,    December 31,    December 31,
                                                           2009            2008            2007            2006            2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                      $     9.49      $    10.33      $    10.24      $    10.28      $    10.11
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                                    0.39            0.54            0.46            0.50            0.40
     Net realized and unrealized gain (loss) on               1.02           (0.88)           0.10           (0.08)          (0.23)
     Investments
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              1.41           (0.34)           0.56            0.42            0.17
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
------------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                   (0.48)          (0.50)          (0.47)          (0.46)             --
     Distributions in excess of net investment income        (0.05)             --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                            (0.53)          (0.50)          (0.47)          (0.46)             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                            $    10.37      $     9.49      $    10.33      $    10.24      $    10.28
====================================================================================================================================
Total return(A)                                              14.90%          (3.26%)          5.45%           4.05%           1.68%
====================================================================================================================================
Ratios and supplemental data:
Net assets at end of year (000s)                        $   38,586      $   35,435      $   39,647      $   37,358      $   39,049
Ratios to average net assets:
     Net expenses                                             1.00%           1.00%           0.75%           0.75%           0.75%
     Net investment income                                    3.67%           4.75%           4.67%           4.41%           3.76%
Portfolio turnover                                             422%            171%            283%            231%            149%

See Notes to Financial Highlights

MONEY MARKET FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                        Year ended      Year ended      Year ended      Year ended      Year ended
                                                       December 31,    December 31,    December 31,    December 31,    December 31,
                                                           2009            2008            2007            2006            2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                      $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                                    0.01            0.03            0.05            0.05            0.03
     Net realized and unrealized loss on investments         (0.00)(B)          --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              0.01            0.03            0.05            0.05            0.03
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
------------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                   (0.01)          (0.03)          (0.05)          (0.05)          (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                            $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
====================================================================================================================================
Total return(A)                                               0.88%           2.99%           5.17            4.94%           3.16%
====================================================================================================================================
Ratios and supplemental data:
Net assets at end of year (000s)                        $   79,749      $   52,790      $   44,988      $   37,256      $   42,614
Ratios to average net assets:
     Net expenses                                             0.71%(C)        0.65%           0.28%           0.28%           0.28%
     Net investment income                                    0.80%           2.94%           5.06%           4.82%           3.13%

CONSERVATIVE ETF FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                        Year ended      Year ended      Year ended      Year ended      Year ended
                                                       December 31,    December 31,    December 31,    December 31,    December 31,
                                                           2009            2008            2007            2006            2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                      $    10.17      $    11.92      $    11.50      $    10.72      $    10.38
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income (loss)                            (0.04)           0.53            0.35            0.22            0.16
     Net realized and unrealized gain (loss) on               1.24           (1.67)           0.31            0.65            0.19
     Investments
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              1.20           (1.14)           0.66            0.87            0.35
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                   (0.36)          (0.34)          (0.20)          (0.08)             --
     Realized capital gains                                  (0.11)          (0.27)          (0.04)          (0.01)          (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                            (0.47)          (0.61)          (0.24)          (0.09)          (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                            $    10.90      $    10.17      $    11.92      $    11.50      $    10.72
====================================================================================================================================
Total return(A)                                              11.79%          (9.49%)          5.76%           8.15%           3.32%
====================================================================================================================================
Ratios and supplemental data:
Net assets at end of year (000s)                        $   22,626      $   10,835      $   16,197      $   14,213      $    8,098
Ratios to average net assets:
     Net expenses                                             0.75%           0.75%           0.50%           0.50%           0.50%
     Net investment income                                    2.61%           3.10%           3.24%           3.19%           3.01%
Portfolio turnover                                              40%             39%             23%             14%             19%

See Notes to Financial Highlights

MODERATE ETF FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                        Year ended      Year ended      Year ended      Year ended      Year ended
                                                       December 31,    December 31,    December 31,    December 31,    December 31,
                                                           2009            2008            2007            2006            2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                      $     9.67      $    12.60      $    12.21      $    11.11      $    10.69
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                                    0.19            0.17            0.33            0.22            0.14
     Net realized and unrealized gain (loss) on               1.50           (2.74)           0.31            1.00            0.28
     Investments
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              1.69           (2.57)           0.64            1.22            0.42
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                   (0.35)          (0.21)          (0.16)          (0.10)             --
     Realized capital gains                                     --           (0.15)          (0.09)          (0.02)             --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                            (0.35)          (0.36)          (0.25)          (0.12)             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                            $    11.01      $     9.67      $    12.60      $    12.21      $    11.11
====================================================================================================================================
Total return(A)                                              17.44%         (20.34%)          5.24%          10.97%           3.93%
====================================================================================================================================
Ratios and supplemental data:
Net assets at end of year (000s)                        $   52,504      $   33,476      $   29,017      $   27,991      $   19,137
Ratios to average net assets:
     Net expenses                                             0.75%           0.75%           0.50%           0.50%           0.50%
     Net investment income                                    2.37%           2.85%           2.59%           2.57%           2.48%
Portfolio turnover                                              24%             29%             12%             15%             21%

AGGRESSIVE ETF FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                        Year ended      Year ended      Year ended      Year ended      Year ended
                                                       December 31,    December 31,    December 31,    December 31,    December 31,
                                                           2009            2008            2007            2006            2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                      $     7.80      $    12.70      $    12.65      $    11.30      $    10.80
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income (loss)                            (0.09)           0.26            0.40            0.24            0.13
     Net realized and unrealized gain (loss) on               1.78           (4.00)           0.25            1.29            0.37
     Investments
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              1.69           (3.74)           0.65            1.53            0.50
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                   (0.20)          (0.25)          (0.22)          (0.12)             --
     Realized capital gains                                  (0.12)          (0.91)          (0.38)          (0.06)             --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                            (0.32)          (1.16)          (0.60)          (0.18)             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                            $     9.17      $     7.80      $    12.70      $    12.65      $    11.30
====================================================================================================================================
Total return(A)                                              21.72%         (29.12%)          5.12%          13.52%           4.63%
====================================================================================================================================
Ratios and supplemental data:
Net assets at end of year (000s)                        $   17,470      $    7,361      $   12,610      $   17,171      $   14,845
Ratios to average net assets:
     Net expenses                                             0.75%           0.75%           0.50%           0.50%           0.50%
     Net investment income                                    2.18%           2.15%           1.86%           1.94%           1.80%
Portfolio turnover                                              45%             20%             39%             33%             38%

See Notes to Financial Highlights

ENHANCED ETF FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                        Year ended      Year ended      Year ended      Year ended      Year ended
                                                       December 31,    December 31,    December 31,    December 31,    December 31,
                                                           2009            2008            2007            2006            2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                      $     6.19      $    13.88      $    13.73      $    11.98      $    11.30
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                                    0.17            0.13            0.21            0.13            0.05
     Net realized and unrealized gain (loss) on               1.20           (4.69)           0.35            1.71            0.63
     Investments
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              1.37           (4.56)           0.56            1.84            0.68
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                   (0.22)          (0.15)          (0.17)          (0.03)             --
     Realized capital gains                                     --           (2.98)          (0.24)          (0.06)             --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                            (0.22)          (3.13)          (0.41)          (0.09)             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                            $     7.34      $     6.19      $    13.88      $    13.73      $    11.98
====================================================================================================================================
Total return(A)                                              22.17%         (31.40%)          4.03%          15.38%           6.02%
====================================================================================================================================
Ratios and supplemental data:
Net assets at end of year (000s)                        $   17,403      $   19,557      $   39,526      $   47,264      $   26,864
Ratios to average net assets:
     Net expenses                                             0.75%           0.75%           0.50%           0.50%           0.50%
     Net investment income                                    1.50%           1.54%           1.13%           1.26%           1.09%
Portfolio turnover                                              75%             78%             88%             62%             64%




NOTES TO FINANCIAL HIGHLIGHTS:

      (A) TOTAL RETURNS DO NOT INCLUDE ANY INSURANCE, SALES OR ADMINISTRATIVE CHARGES OF VARIABLE ANNUITY OR LIFE INSURANCE CONTRACTS. IF THESE CHARGES WERE INCLUDED, THE RETURN WOULD BE LOWER.
      (B)   LESS THAN $0.01 PER SHARE.
      (C) ABSENT MONEY MARKET INSURANCE, THE RATIO OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.67%.

[LOGO} TOUCHSTONE INVESTMENTS(R)

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS ("FINANCIAL REPORTS"): The Funds' Financial Reports provide additional information about the Funds' investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the Financial Reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

Touchstone Service Center
400 Broadway
Cincinnati, Ohio 45202
800.669.2796

The SAI and Financial Reports are also available on our website at www.TouchstoneInvestments.com/home/formslit/.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.551.8090.

Reports and other information about the Funds are available on the EDGAR database of the SEC's Internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-8416